Current assets - trade and other receivables - Summary of ageing of impaired receivables (Detail) - AUD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables over 6 months overdue	$ 2,536	$ 4,262
Impaired [member] | Over 6 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables over 6 months overdue		$ 226